SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Expense Recognized in Financial Statements
The share based payment expense that was recognized for services received from employees and directors is presented in the following table:

	For the Year Ended December 31
	2017	2016	2015
	In thousands
Cost of revenues	$179	$332	$564
Research and development	138	134	390
Selling and marketing	48	71	98
General and administrative	118	534	855
Total share-based payment	$483	$1,071	$1,907

Schedule of Change of Awards
The following table lists the number of share options, the weighted average exercise prices of share options and modification in employee and service provider option plans during the year:

	2017		2016		2015
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
		In NIS		In NIS		In NIS

Outstanding at beginning of year	2,487,236	35.20	2,281,493	38.96	2,396,891	37.98
Granted	458,950	21.10	401,275	15.17	504,075	18.28
Exercised	(10,659)	18.19	(8,398)	18.47	(430,178)	11.18
Forfeited	(363,155)	35.70	(187,134)	39.22	(189,295)	34.94

Outstanding at end of year	2,572,372	32.47	2,487,236	35.20	2,281,493	38.96
Exercisable at end of year	1,755,253	38.69	1,543,358	40.44	1,182,417	40.39
The weighted average remaining contractual life for the share options		3.22		3.62		4.15

Schedule of Number of RSs and Modification in Employee RSs
The following table lists the number of RSs and modification in employee RSs during the year:

	Number of RSs
	2017	2016

Outstanding at beginning of year	27,333	-
Granted	58,835	29,333
End of restriction period	(7,656)	-
Forfeited	(2,000)	(2,000)

Outstanding at end of year	76,512	27,333
The weighted average remaining contractual life for the restricted share	5.92	6.20

Schedule of Inputs to Binomial Model Used for Fair Value Measurement
The following table lists the inputs to the binomial model used for the fair value measurement of equity-settled share options for the above plan:

	2017	2016	2015
Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	37-45	32-51	42-64
Risk-free interest rate (%)	0.1 – 1.83	0.13 – 1.83	0.07-2.04
Contractual term of up to (years)	6.5	6.5	6.5
Exercise multiple	2	2	2
Weighted average share prices (NIS)	16.05-16.44	15.17	17.17
Expected average forfeiture rate (%)	1-5	0-5	0-5